Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Service Class 2
April 30, 2025
Summary Prospectus

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
VNR2-SUSTK-1025-105 1.9886538.105	October 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Investor Class
April 30, 2025
Summary Prospectus

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
VNR-INV-SUSTK-1025-105 1.9886520.105	October 30, 2025
Supplement to the
Fidelity® Variable Insurance Products
Energy Portfolio
Initial Class
April 30, 2025
Summary Prospectus

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Kristen Dougherty (Portfolio Manager) has managed the fund since 2024.
VNRI-SUSTK-1025-105 1.9886539.105	October 30, 2025